UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2000

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 25, 2001

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$601,926

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      469  9690.00 SH       SOLE                  9690.00
AMERICAN HOME PRODUCTS CORP    com              026609107      267  4200.00 SH       SOLE                  4200.00
AMERICAN INTL GRP              com              026874107    21608 219233.84SH       SOLE                219233.84
APOLLO GROUP                   com              037604105    27087 550684.00SH       SOLE                550684.00
AUTOMATIC DATA PROCESSING      com              053015103    42089 664785.00SH       SOLE                664785.00
BANK ONE CORP                  com              06423a103      231  6308.00 SH       SOLE                  6308.00
BERKSHIRE HATHAWAY CL B        com              846702074      290   123.00 SH       SOLE                   123.00
BIOMET INC                     com              090613100      203  5115.00 SH       SOLE                  5115.00
BP AMOCO PLC ADR               com              055622104      279  5824.00 SH       SOLE                  5824.00
BRISTOL-MYERS SQUIBB           com              110122108      293  3964.00 SH       SOLE                  3964.00
CARDINAL HEALTH                com              14149y108      213  2137.00 SH       SOLE                  2137.00
CINTAS CORP                    com              172908105    31735 596657.00SH       SOLE                596657.00
CITIGROUP INC                  com              172967101    10349 202675.73SH       SOLE                202675.73
COCA-COLA CO                   com              191216100     7748 127143.00SH       SOLE                127143.00
COX COMM INC CL A              com              224044107    11676 250759.00SH       SOLE                250759.00
ELAN PLC ADR                   com              284131208    22886 488889.00SH       SOLE                488889.00
EMC CORP                       com              268648102     7175 107892.00SH       SOLE                107892.00
EMERSON ELEC                   com              291011104    32585 413450.00SH       SOLE                413450.00
EXXON MOBIL CORP               com              30231g102     1489 17127.49 SH       SOLE                 17127.49
FEDL NATL MTG ASSOC            com              313586109      312  3600.00 SH       SOLE                  3600.00
FIRST DATA                     com              319963104      211  4000.00 SH       SOLE                  4000.00
FIRSTAR CORP NEW               com              33763v109      215  9231.00 SH       SOLE                  9231.00
FISERV                         com              337738108    13866 292295.00SH       SOLE                292295.00
GEMSTAR TV GUIDE               com              36866w106     8832 191485.00SH       SOLE                191485.00
GENERAL ELECTRIC               com              369604103    28277 589865.39SH       SOLE                589865.39
HARLEY DAVIDSON                com              412822108    15975 401896.11SH       SOLE                401896.11
HEWLETT-PACKARD                com              428236103      309  9800.00 SH       SOLE                  9800.00
ILLINOIS TOOL WORKS            com              452308109    16324 274070.00SH       SOLE                274070.00
IMMUNEX CORP                   com              452528102     4580 112745.00SH       SOLE                112745.00
IMS HEALTH INC                 com              449934108     9397 348050.00SH       SOLE                348050.00
INTEL CORP                     com              458140100      353 11744.00 SH       SOLE                 11744.00
JOHNSON & JOHNSON              com              478160104      295  2804.93 SH       SOLE                  2804.93
LUCENT TECH                    com              549463107     2145 158886.27SH       SOLE                158886.27
MANPOWER INC WIS               com              56418h100    11819 311017.00SH       SOLE                311017.00
MARSHALL & ILSLEY              com              571834100      433  8527.00 SH       SOLE                  8527.00
MCLEODUSA INC CL A             com              582266102     6133 434200.00SH       SOLE                434200.00
MEDTRONIC INC                  com              585055106    38941 644993.31SH       SOLE                644993.31
MERCK & CO                     com              589331107    20119 214885.67SH       SOLE                214885.67
MICROSOFT CORP                 com              594918104     8969 206784.00SH       SOLE                206784.00
MOLEX INC                      com              608554101    20610 580570.73SH       SOLE                580570.73
NETWORK APPLIANCE              com              64120l104     2356 36700.00 SH       SOLE                 36700.00
NORTEL NETWORKS                com              656568102     6419 200193.03SH       SOLE                200193.03
NORTHERN TRUST                 com              665859104    13359 163785.00SH       SOLE                163785.00
OMNICOM GROUP INC              com              681919106    13305 160545.00SH       SOLE                160545.00
ORACLE CORPORATION             com              68389x105     5267 181220.00SH       SOLE                181220.00
PAYCHEX INC                    com              704326107    28669 589598.00SH       SOLE                589598.00
PFIZER INC                     com              717081103    43352 942437.47SH       SOLE                942437.47
SBC COMMUNICATIONS             com              78387g103      337  7052.00 SH       SOLE                  7052.00
SCHERING-PLOUGH                com              806605101    11344 199889.35SH       SOLE                199889.35
SYSCO CORP                     com              871829107    37458 1248595.00SH      SOLE               1248595.00
TELLABS INC                    com              879664100    12754 225730.00SH       SOLE                225730.00
TEXAS INSTRUMENTS              com              882508104      298  6300.00 SH       SOLE                  6300.00
WALGREEN CO COM                com              931422109      222  5300.00 SH       SOLE                  5300.00